Operating segments	12 Months Ended
Dec. 31, 2025
Operating segments
Operating segments

25.   Operating segments

Operating segments are defined based on business activities that reflect how the Chief Operating Decision Maker (“CODM”) reviews financial information within the decision-making process.

The Group's CODM is the Group's Board of Directors. The CODM oversees operational decisions related to resource allocation and performance evaluation. The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment.

25.1 Information by country

The information by country analyses the Group’s revenue and non-current assets by the subsidiaries’ country of domicile. In presenting the information by country, the revenue has been based on the country where the sale was made (see note 18). The non-current assets, except deferred taxes, were based on the countries, as follows:

Non-current assets by country	December 31, 2025	December 31, 2024
Brazil	154,543	134,335
United States of America	112,317	119,015
United Kingdom	69,574	65,288
Australia	14,032	13,292
Other countries	2,253	1,299
Total	352,719	333,229